Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of the Net Loss Before the Provision for Income Taxes	The components of the net loss before the provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	(249,990)	(127,007)	(101,552)

Provision for Income Taxes
The provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	16	13	—
Foreign	—	9	—
Total current provision	16	22	—
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred provision	—	—	—
Total provision for income taxes	$16	$22	$—

Reconciliation of U.S. Federal Statutory Income Tax Rates to Effective Tax Rate
A reconciliation of the U.S. federal statutory income tax rates to our effective tax rate is as follows (in percentages):

	Year Ended December 31,
	2021	2020	2019
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.9	1.7	3.4
Change in valuation allowance	(17.9)	(17.5)	(23.9)
Research and development credit	0.5	0.2	0.3
Fair market value adjustment (1)	(5.9)	(2.1)	—
Non-deductible Convertible Notes interest expense	(1.5)	(2.2)	—
Other	(0.1)	(1.1)	(0.8)
Effective income tax rate	—%	—%	—%
__________________
(1)The adjustments related to the loss on valuation of derivative and warrant liabilities.

Deferred Tax Assets and Liabilities
Our deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$150,857	$113,643
Deferred revenue	9,419	6,731
Stock-based compensation	4,679	3,560
Accruals and reserves, not currently deductible for tax purposes	10,665	8,351
Research and development credit	4,562	2,761
Goodwill	888	1,014
Interest expense	1,808	2,097
Lease liability	6,511	2,738
Other	381	44
Gross deferred tax assets	189,770	140,939
Less valuation allowance	(182,113)	(137,437)
Net deferred tax assets	$7,657	$3,502
Deferred tax liabilities:
Property, plant and equipment	(1,344)	(1,008)
ROU assets	(6,313)	(2,494)
Other	—	—
Gross deferred tax liabilities	(7,657)	(3,502)
Net deferred tax asset (liabilities)	$—	$—

Net Operating Loss Carryforwards
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2021	2020
Federal (Prior to 2018)	$237,850	$237,850
Federal (Post December 31, 2017)	361,815	216,724
State	437,868	317,801
Total	$1,037,533	$772,375

Summary of Tax Credit Carryforwards	The Company had research and development credit carryforwards as follows (in thousands):

	December 31,
	2021	2020
Federal	$3,454	$2,020
State	2,471	1,231
Total	$5,925	$3,251

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2021, 2020 and 2019 was as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Beginning balance	$813	$707	$527
Increase – tax positions in current period	668	106	180
Ending balance	$1,481	$813	$707